Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equipment, Net [Abstract]
Schedule Of Equipment, Net

	March 31,	December 31,
	2020	2019

Furniture and fixtures	$67,650	$67,650
Office and computer equipment	163,440	163,440
Leasehold improvements	116,403	116,403

Total equipment	347,493	347,493
Less: Accumulated depreciation and amortization	(280,978)	(271,723)

Net carrying amount	$66,515	$75,770

	December 31,	December 31,
	2019	2018

Furniture and fixtures	$67,650	$82,686
Office and computer equipment	163,440	159,489
Laboratory equipment	-	447,653
Leasehold improvements	116,403	131,762

Total equipment	347,493	821,590
Less: Accumulated depreciation and amortization	(271,723)	(709,117)

Net carrying amount	$75,770	$112,473